AMERICAN AADVANTAGE FUNDS
AMR Class
Institutional Class
PlanAhead Class

Supplement Dated January 27, 2004 to the Statement of Additional Information
     Dated March 1, 2003


On January 5, 2004, Principal Global Investors, LLC closed the final transaction in their purchase of a majority interest in Post Advisory Group, LLC. Consequently, the following changes are hereby made to the Statement of Additional Information.

On page 13, the following is hereby added to the end of the section titled Trustees and Officers of the Trust and the AMR Trust:

          In August 2003, MW Post Advisory Group, LLC ("Post"), a subadviser to the High Yield Bond Fund, informed the Manager that Principal Global Investors, LLC ("Principal") had agreed to purchase a majority interest in Post from Metropolitan West Financial, LLC and other members of Post Advisory Group, Inc. and that as a result of the acquisition, Post would change its name to Post Advisory Group, LLC. Under the 1940 Act, such acquisition would result in automatic termination of the investment advisory agreement between Post and the Manager. At their September 3, 2003 meeting, the Trustees considered approval of the continued appointment of Post as a subadviser to the High Yield Bond Fund and a new investment advisory agreement with Post Advisory Group, LLC. At the meeting, Post provided the Trustees with information regarding Principal's proposed purchase of a majority interest in Post, and the Trustees reviewed such information in connection with their consideration of the approvals.

          Approval by the Trustees was based primarily on the desire of the Trustees and the Manager to have Post continue as a subadviser to the High Yield Bond Fund. In considering the approval of the new investment advisory agreement, as well as the continuation of Post as subadviser, the Trustees reviewed the services provided by Post and analyzed the factors they deemed relevant, including the nature, quality and scope of services provided to the High Yield Bond Fund, as well as the High Yield Bond Fund's outstanding investment performance as compared to its peers. The Trustees reviewed the ability of Post to continue to provide its services to the High Yield Bond Fund, and the possibility of any material changes in personnel, operations, financial condition or any other factor that would affect positively or negatively the continuation of those services. In considering whether to approve the new investment advisory agreement, the Trustees reviewed the compensation received by Post over the past fiscal year.

          Post advised the Trustees that the acquisition would have no impact on the day-to-day operations or management of the firm or its services to the High Yield Bond Fund. Post notified the Trustees that all key personnel agreed to continue to serve in the same capacities after the acquisition. Furthermore, Post assured the Trustees that there would be no changes in investment philosophy or disciplines at Post as a result of the acquisition.

          Accordingly, at their September 3, 2003 meeting, the Trustees unanimously approved the appointment of Post to continue to serve as a subadviser to the High Yield Bond Fund under a new investment advisory agreement with Post Advisory Group, LLC. This decision included the unanimous approval of all Trustees who are not "interested persons" of the Trust, the Manager or Post, as that term is defined in the 1940 Act.


In the first table under Investment Advisory Agreements on page 23, the row describing Post Advisory Group, LLC is hereby deleted and replaced with the following:

                                                                                           Nature of Controlling
Adviser                     Controlling Person/Entity                  Basis of Control    Person/Entity's Business
-------                     -------------------------                  ----------------    ------------------------
Post Advisory Group, LLC    Principal Global Investors, LLC            Majority Owner      Financial Services
                            Principals of Post Advisory Group, LLC     Minority Owner      Financial Services
                            Post Advisory Group, Inc.                  Minority Owner      Financial Services




AMERICAN AADVANTAGE FUNDS
Service Class

Supplement Dated January 27, 2004 to the Statement of Additional Information
     Dated May 1, 2003


On January 5, 2004, Principal Global Investors, LLC closed the final transaction in their purchase of a majority interest in Post Advisory Group, LLC. Consequently, the following changes are hereby made to the Statement of Additional Information.

On page 8, the following is hereby added to the end of the section titled Trustees and Officers of the Trust and the AMR Trust:

          In August 2003, MW Post Advisory Group, LLC ("Post"), a subadviser to the High Yield Bond Fund, informed the Manager that Principal Global Investors, LLC ("Principal") had agreed to purchase a majority interest in Post from Metropolitan West Financial, LLC and other members of Post Advisory Group, Inc. and that as a result of the acquisition, Post would change its name to Post Advisory Group, LLC. Under the 1940 Act, such acquisition would result in automatic termination of the investment advisory agreement between Post and the Manager. At their September 3, 2003 meeting, the Trustees considered approval of the continued appointment of Post as a subadviser to the High Yield Bond Fund and a new investment advisory agreement with Post Advisory Group, LLC. At the meeting, Post provided the Trustees with information regarding Principal's proposed purchase of a majority interest in Post, and the Trustees reviewed such information in connection with their consideration of the approvals.

          Approval by the Trustees was based primarily on the desire of the Trustees and the Manager to have Post continue as a subadviser to the High Yield Bond Fund. In considering the approval of the new investment advisory agreement, as well as the continuation of Post as subadviser, the Trustees reviewed the services provided by Post and analyzed the factors they deemed relevant, including the nature, quality and scope of services provided to the High Yield Bond Fund, as well as the High Yield Bond Fund's outstanding investment performance as compared to its peers. The Trustees reviewed the ability of Post to continue to provide its services to the High Yield Bond Fund, and the possibility of any material changes in personnel, operations, financial condition or any other factor that would affect positively or negatively the continuation of those services. In considering whether to approve the new investment advisory agreement, the Trustees reviewed the compensation received by Post over the past fiscal year.

          Post advised the Trustees that the acquisition would have no impact on the day-to-day operations or management of the firm or its services to the High Yield Bond Fund. Post notified the Trustees that all key personnel agreed to continue to serve in the same capacities after the acquisition. Furthermore, Post assured the Trustees that there would be no changes in investment philosophy or disciplines at Post as a result of the acquisition.

          Accordingly, at their September 3, 2003 meeting, the Trustees unanimously approved the appointment of Post to continue to serve as a subadviser to the High Yield Bond Fund under a new investment advisory agreement with Post Advisory Group, LLC. This decision included the unanimous approval of all Trustees who are not "interested persons" of the Trust, the Manager or Post, as that term is defined in the 1940 Act.


In the first table under Investment Advisory Agreements on page 10, the row describing MW Post Advisory Group, LLC is hereby deleted and replaced with the following:

                                                                                           Nature of Controlling
Adviser                     Controlling Person/Entity                  Basis of Control    Person/Entity's Business
-------                     -------------------------                  ----------------    ------------------------
Post Advisory Group, LLC    Principal Global Investors, LLC            Majority Owner      Financial Services
                            Principals of Post Advisory Group, LLC     Minority Owner      Financial Services
                            Post Advisory Group, Inc.                  Minority Owner      Financial Services


In the second table under Investment Advisory Agreements on page 10, the row describing MW Post Advisory Group, LLC and corresponding footnote four are hereby deleted and replaced with the following:

                            Investment Advisory     Investment Advisory     Investment Advisory
Adviser                        Fees for 2000           Fees for 2001           Fees for 2002
-------                     -------------------     -------------------     -------------------
Post Advisory Group, LLC (4)       N/A                $   229,090             $   458,642

(4) As of December 29, 2000, this firm became an investment adviser to the High Yield Bond Fund. Prior to October 21, 2003, this firm was named MW Post Advisory Group, LLC.